VARIABLE ANNUITY ACCOUNT I


                       Aetna Insurance Company of America

      Growth Plus Group and Individual Deferred Variable Annuity Contracts

           Supplement Dated May 5, 2000 to the May 1, 1998 Prospectus

The information in this supplement amends certain information contained in the prospectus dated May 1, 1998. You should read this supplement along with the prospectus.

1. The following information replaces the definition of "Home Office" on page 2 of the "Definitions" section of the prospectus:

          Home Office: The Company's principal executive offices located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

     All other references in the prospectus to "Home Office" are replaced with "Service Center."

2. The following definition is added to the "Definitions" section of the prospectus.

          Service Center: The Company's customer service department located at 151 Farmington Avenue, Hartford, Connecticut 06156-5996.

3. The following information replaces the "Inquiries" section on page 2 of the "Summary" section of the prospectus:

          INQUIRIES:

          Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company's Service Center as follows:

       o Write to:                  Aetna Insurance Company of America
                                    151 Farmington Avenue
                                    Hartford, Connecticut 06156-5996
                                    Attention: Customer Service

       o Call Customer Service:     1-800-531-4547 (for automated transfers or
                                    changes in the allocation of Account
                                    Values, call: 1-800-262-3862)

4. The following information replaces the "The Company" section on page 1 of the prospectus:

Aetna Insurance Company of America (the "Company"), the depositor of Variable Annuity Account I, is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company's principal executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.




X.80750-00                                                       May 2000